Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 8,785	$ 2,105
Available-for-sale securities	3,999	13,076
Accounts receivable	689	2,328
Receivable from Angiotech		106
Prepaid clinical trial costs	629
Prepaid expenses and other	304	329
Total current assets	14,406	17,944
Equipment, net	1,267	955
Other assets	28	207
Total assets	15,701	19,106
Current liabilities:
Accounts payable	2,301	1,498
Accrued compensation and related benefits	444	580
Accrued clinical trial costs	872	207
Accrued expenses	663	1,012
Deferred revenue	3,140	5,541
Total current liabilities	7,420	8,838
Deferred revenue		1,263
Warrant liability	983
Stockholders' equity:
Preferred stock, at stated value; 10,000,000 shares authorized, and no shares issued and outstanding at December 31, 2011 and December 31, 2010
Common stock, $0.001 par value; 100,000,000 shares authorized, 24,487,260 and 18,930,678 shares issued and outstanding at December 31, 2011 and December 31, 2010, respectively	24	19
Additional paid-in capital	226,206	214,174
Accumulated other comprehensive income	28	26
Accumulated deficit	(218,960)	(205,214)
Total stockholders' equity	7,298	9,005
Total liabilities and stockholders' equity	$ 15,701	$ 19,106